UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22738
                                                    -----------

                     First Trust MLP and Energy Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------- --------------------------------------------------------------------      --------------

MASTER LIMITED PARTNERSHIPS - 85.5%

                 GAS UTILITIES - 7.2%
         879,374 AmeriGas Partners, L.P. (a).........................................      $   37,689,970
         690,902 Suburban Propane Partners, L.P. (a).................................          30,606,958
                                                                                           --------------
                                                                                               68,296,928
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
         100,000 Brookfield Renewable Energy Partners, L.P. (CAD) (a)................           2,636,139
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 78.0%
         166,000 Access Midstream Partners, L.P. (a).................................           9,304,300
         207,534 Alliance Holdings GP, L.P. (a)......................................          12,977,101
         564,630 Alliance Resource Partners, L.P. (a)................................          46,525,512
         842,000 El Paso Pipeline Partners, L.P. (a).................................          27,626,020
       3,089,170 Enbridge Energy Partners, L.P. (a)..................................          90,759,815
         960,000 Energy Transfer Equity, L.P. (a)....................................          40,051,200
         537,030 Energy Transfer Partners, L.P. (a)..................................          29,810,535
       1,931,037 Enterprise Products Partners, L.P. (a)..............................         128,182,236
         230,000 EQT Midstream Partners, L.P. (a)....................................          14,306,000
         461,405 Holly Energy Partners, L.P. (a).....................................          14,931,066
         115,000 Kinder Morgan Energy Partners, L.P. ................................           9,140,200
         810,000 Magellan Midstream Partners, L.P. (a)...............................          53,832,600
         275,000 MPLX, L.P. (a)......................................................          12,652,750
         246,337 Natural Resource Partners, L.P. (a).................................           3,882,271
         435,772 NGL Energy Partners, L.P. (a).......................................          15,247,662
          52,026 Oiltanking Partners, L.P. (a).......................................           3,310,415
         709,000 ONEOK Partners, L.P. (a)............................................          36,747,470
          51,000 Phillips 66 Partners, L.P. .........................................           1,908,930
         824,000 Plains All American Pipeline, L.P. (a)..............................          41,603,760
         849,811 Spectra Energy Partners, L.P. (a)...................................          37,646,627
         702,500 TC Pipelines, L.P. (a)..............................................          32,680,300
         961,624 Teekay LNG Partners, L.P. (a).......................................          38,916,923
         289,500 TransMontaigne Partners, L.P. (a)...................................          12,691,680
         550,019 Williams Partners, L.P. (a).........................................          27,555,952
                                                                                           --------------
                                                                                              742,291,325
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................         813,224,392
                 (Cost $638,108,329)                                                       --------------

COMMON STOCKS - 55.7%

                 ELECTRIC UTILITIES - 8.3%
         283,000 American Electric Power Co., Inc. ..................................          13,813,230
         163,000 Emera, Inc. (CAD) (a)...............................................           4,591,075
         197,200 ITC Holdings Corp. (a)..............................................          20,410,200
         175,000 Northeast Utilities ................................................           7,665,000
         268,200 NRG Yield, Inc., Class A (a)........................................          10,443,708
         525,000 Southern (The) Co. .................................................          21,651,000
                                                                                           --------------
                                                                                               78,574,213
                                                                                           --------------

                 GAS UTILITIES - 4.6%
          79,033 Atmos Energy Corp. (a)..............................................           3,794,374
         175,007 Laclede Group, Inc. (a).............................................           8,031,071


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------- --------------------------------------------------------------------      --------------

COMMON STOCKS (CONTINUED)

                 GAS UTILITIES (CONTINUED)
         317,700 Questar Corp. ......................................................      $    7,408,764
         561,183 UGI Corp. ..........................................................          24,349,731
                                                                                           --------------
                                                                                               43,583,940
                                                                                           --------------
                 MULTI-UTILITIES - 11.6%
         142,000 ATCO, Ltd., Class I (CAD) (a).......................................           6,357,010
         472,000 CMS Energy Corp. ...................................................          13,116,880
         485,900 Dominion Resources, Inc. ...........................................          32,997,469
         478,000 National Grid PLC, ADR .............................................          30,964,840
         414,600 NiSource, Inc. .....................................................          14,249,802
         300,000 Wisconsin Energy Corp. .............................................          12,801,000
                                                                                           --------------
                                                                                              110,487,001
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 30.9%
         774,500 Enbridge Income Fund Holdings, Inc. (CAD) (a).......................          17,183,295
       1,011,000 Enbridge, Inc. .....................................................          42,451,890
       1,045,500 Inter Pipeline, Ltd. (CAD) (a)......................................          26,002,559
         117,000 Keyera Corp. (CAD) (a)..............................................           6,933,333
         959,214 Kinder Morgan Management, LLC (a) (b)...............................          72,411,099
         439,000 Kinder Morgan, Inc. ................................................          14,930,390
         198,000 Pembina Pipeline Corp. (CAD) (a)....................................           6,796,445
       1,158,300 Spectra Energy Corp. ...............................................          41,640,885
         619,624 TransCanada Corp. ..................................................          26,916,467
         961,800 Williams (The) Cos., Inc. ..........................................          38,943,282
                                                                                           --------------
                                                                                              294,209,645
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.3%
         465,867 CorEnergy Infrastructure Trust .....................................           3,121,309
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         529,976,108
                 (Cost $496,184,349)                                                       --------------

                 TOTAL INVESTMENTS - 141.2% .........................................       1,343,200,500
                 (Cost $1,134,292,678) (c)                                                 --------------

    NUMBER OF
    CONTRACTS                                   DESCRIPTION                                    VALUE
---------------- --------------------------------------------------------------------      --------------

CALL OPTIONS WRITTEN - (0.6%)

                 American Electric Power Co., Inc. Calls
           1,820 @   $49.00 due February 2014........................................             (63,700)
           1,010 @    50.00 due May 2014.............................................             (80,800)
                                                                                           --------------
                                                                                                 (144,500)
                                                                                           --------------
                 CMS Energy Corp. Calls
           1,510 @    30.00 due March 2014...........................................             (30,200)
           3,206 @    30.00 due June 2014............................................            (112,210)
                                                                                           --------------
                                                                                                 (142,410)
                                                                                           --------------
                 Dominion Resources, Inc. Calls
           1,430 @    67.50 due April 2014...........................................            (286,000)

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    NUMBER OF
    CONTRACTS                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------

CALL OPTIONS WRITTEN (CONTINUED)

                 Dominion Resources, Inc. Calls
                 (Continued)
           3,389 @   $70.00 due April 2014...........................................      $     (288,065)
                                                                                           --------------
                                                                                                 (574,065)
                                                                                           --------------
                 Enbridge Energy Partners, L.P. Calls
           1,500 @    30.00 due April 2014...........................................             (67,500)
           4,400 @    32.50 due April 2014...........................................             (44,000)
                                                                                           --------------
                                                                                                 (111,500)
                                                                                           --------------
                 Enbridge, Inc. Calls
           4,500 @    45.00 due April 2014...........................................            (112,500)
           3,780 @    45.00 due July 2014............................................            (264,600)
                                                                                           --------------
                                                                                                 (377,100)
                                                                                           --------------
                 Enterprise Products Partners, L.P. Calls
           2,600 @    67.50 due February 2014........................................            (117,000)
           2,000 @    70.00 due June 2014............................................            (170,000)
                                                                                           --------------
                                                                                                 (287,000)
                                                                                           --------------
                 Kinder Morgan, Inc. Calls
           1,400 @    40.00 due March 2014...........................................              (4,200)
           1,800 @    40.00 due June 2014............................................             (27,000)
           1,100 @    40.00 due September 2014.......................................             (40,700)
                                                                                           --------------
                                                                                                  (71,900)
                                                                                           --------------
                 National Grid PLC, ADR Calls
           4,500 @    65.00 due March 2014...........................................            (495,000)
             270 @    70.00 due June 2014............................................             (10,800)
                                                                                           --------------
                                                                                                 (505,800)
                                                                                           --------------
                 Nisource, Inc. Call
           2,480 @    37.00 due July 2014............................................            (161,200)
                                                                                           --------------
                 Northeast Utilities Call
           1,740 @    45.00 due April 2014...........................................             (82,650)
                                                                                           --------------
                 Plains All American Pipeline, L.P. Call
           1,900 @    55.00 due February 2014........................................              (9,500)
                                                                                           --------------
                 Questar Corp. Calls
           3,000 @    25.00 due April 2014...........................................             (52,500)
             170 @    25.00 due July 2014............................................              (6,800)
                                                                                           --------------
                                                                                                  (59,300)
                                                                                           --------------
                 Southern (The) Co. Calls
           1,000 @    43.00 due February 2014........................................              (6,000)
           2,500 @    44.00 due February 2014........................................              (7,500)
           1,750 @    44.00 due May 2014.............................................             (49,000)
                                                                                           --------------
                                                                                                  (62,500)
                                                                                           --------------
                 Spectra Energy Corp. Calls
           5,290 @    37.00 due March 2014...........................................            (238,050)
           1,400 @    37.00 due June 2014............................................            (112,000)

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    NUMBER OF
    CONTRACTS                                   DESCRIPTION                                    VALUE
----------------  -------------------------------------------------------------------      --------------

CALL OPTIONS WRITTEN (CONTINUED)
                 Spectra Energy Corp. Calls (Continued)
           2,320 @   $38.00 due June 2014............................................      $     (139,200)
           2,500 @    39.00 due June 2014............................................             (75,000)
                                                                                           --------------
                                                                                                 (564,250)
                                                                                           --------------
                 TransCanada Corp. Calls
           2,890 @    47.50 due March 2014...........................................             (21,819)
           2,200 @    50.00 due May 2014.............................................             (55,000)
                                                                                           --------------
                                                                                                  (76,819)
                                                                                           --------------
                 UGI Corp. Call
           5,611 @    45.00 due April 2014...........................................            (308,605)
                                                                                           --------------
                 Williams (The) Cos., Inc. Calls
           1,000 @    37.00 due February 2014........................................            (390,000)
           1,518 @    40.00 due February 2014........................................            (215,556)
           1,500 @    40.00 due March 2014...........................................            (276,000)
           2,000 @    41.00 due March 2014...........................................            (248,000)
           3,600 @    41.00 due May 2014.............................................            (691,200)
                                                                                           --------------
                                                                                               (1,820,756)
                                                                                           --------------
                 Wisconsin Energy Corp. Call
           3,000 @    45.00 due April 2014...........................................             (90,000)
                                                                                           --------------
                 TOTAL CALL OPTIONS WRITTEN .........................................          (5,449,855)
                 (Premiums received $4,462,665)                                            --------------


                 OUTSTANDING LOAN - (34.1%)                                                  (324,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (6.5%) ..........................         (62,182,268)
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $  951,568,377
                                                                                           ==============

----------------------------------------
(a) All or a portion of this security serves as collateral on the outstanding loan.

(b) Non-income producing security which pays in-kind distributions in the form of additional shares.

(c) Aggregate cost for federal income tax purposes is $1,136,642,163. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $218,110,632 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,552,295.

ADR   American Depositary Receipt
CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

INTEREST RATE SWAP AGREEMENTS:

                                          EXPIRATION       NOTIONAL
   COUNTERPARTY     FLOATING RATE (1)        DATE           AMOUNT        FIXED RATE (1)     VALUE
-------------------------------------------------------------------------------------------------------
Bank of Nova Scotia  1 month LIBOR         10/08/23      $ 77,250,000         2.734%       $ (862,213)
-------------------------------------------------------------------------------------------------------

(1) The Fund pays the fixed rate and receives the floating rate. The floating rate on January 31, 2014 was 0.163%.



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                  ASSETS TABLE
                                                                                        LEVEL 2          LEVEL 3
                                                     TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                    VALUE AT           QUOTED          OBSERVABLE      UNOBSERVABLE
                                                   1/31/2014           PRICES            INPUTS           INPUTS
                                                ----------------  ----------------  ----------------  --------------
Master Limited Partnerships*..................  $    813,224,392  $    813,224,392  $             --  $           --
Common Stocks*................................       529,976,108       529,976,108                --              --
                                                ----------------  ----------------  ----------------  --------------
TOTAL ........................................  $  1,343,200,500  $  1,343,200,500  $             --  $           --
                                                ================  ================  ================  ==============

                                                  LIABILITIES TABLE
                                                                                        LEVEL 2          LEVEL 3
                                                     TOTAL            LEVEL 1         SIGNIFICANT      SIGNIFICANT
                                                    VALUE AT           QUOTED          OBSERVABLE      UNOBSERVABLE
                                                   1/31/2014           PRICES            INPUTS           INPUTS
                                                ----------------  ----------------  ----------------  --------------
Call Options Written..........................  $     (5,449,855) $     (5,449,855) $             --  $           --
Interest Rates Swap** ........................          (862,213)               --          (862,213)             --
                                                ----------------  ----------------  ----------------  --------------
TOTAL ........................................  $     (6,312,068) $     (5,449,855) $       (862,213) $           --
                                                ================  ================  ================  ==============


*  See Portfolio of Investments for industry breakout.
** See Interest Rate Swap Agreements for contract detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.


                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                          JANUARY 31, 2014 (UNAUDITED)


                                   1. ORGANIZATION

First Trust MLP and Energy Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on August 17, 2012 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

                        2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at the closing bid price.

      Swaps are valued utilizing quotations provided by a third party pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1)  the type of security;

    2)  the size of the holding;

    3)  the initial cost of the security;

    4)  transactions in comparable securities;

    5)  price quotes from dealers and/or pricing services;

    6) relationships among various securities;

    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

    8)  an analysis of the issuer's financial statements; and

    9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                          JANUARY 31, 2014 (UNAUDITED)


    1)  the value of similar foreign securities traded on other foreign markets;

    2)  ADR trading of similar securities;

    3)  closed-end fund trading of similar securities;

    4)  foreign currency exchange activity;

    5) the trading prices of financial products that are tied to baskets of foreign securities;

    6) factors relating to the event that precipitated the pricing problem;

    7)  whether the event is likely to recur; and

    8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

        o     Quoted prices for similar investments in active markets.

        o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

        o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

        o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock and MLPs held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock and MLPs the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                          JANUARY 31, 2014 (UNAUDITED)

option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.


The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SWAP AGREEMENTS:

The Fund may enter into total return equity swap and interest rate swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties ("Counterparties") on specified dates (settlement dates) where the cash flows are based on agreed upon prices, rates, etc. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum equity price risk to meet its future payments under swap agreements outstanding at January 31, 2014 is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset.

Total Return Equity Swap Agreement
In a typical total return equity swap agreement, one party agrees to pay another party the return on an equity security or basket of equity securities in return for payment of a specified interest rate. By entering into total return equity swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Total return equity swap agreements expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased, as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. The Fund did not hold any total return equity swap agreements during the fiscal year to date period (November 1, 2013 through January 31, 2014).

Interest Rate Swap Agreement
An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. The average volume of interest rate swaps was $77,250,000 for the fiscal year to date period (November 1, 2013 through January 31, 2014).

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                          JANUARY 31, 2014 (UNAUDITED)

                               3. OPTION ACTIVITY

Written option activity for the Fund for the fiscal year to date period (November 1, 2013 through January 31, 2014) was as follows:

                                                       Number
                                                         of
Written Options                                      Contracts       Premiums
-------------------------------------------------  --------------  ------------

Options outstanding at October 31, 2013....                80,668  $  4,580,588
Options Written............................                73,485     3,538,184
Options Expired............................               (49,851)   (2,606,900)
Options Exercised..........................                (5,449)     (345,436)
Options Closed.............................                (9,269)     (703,771)
                                                   --------------  ------------
Options outstanding at January 31, 2014....                89,584  $  4,462,665
                                                   ==============  ============

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Trust MLP and Energy Income Fund
               -------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     -------------------

*Print the name and title of each signing officer under his or her signature.